MASSMUTUAL SELECT FUNDS

Supplement dated January 18, 2017 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information supplements similar information found on page 22 for the MassMutual Select BlackRock Global Allocation Fund under the heading Portfolio Managers in the section titled Management:

Russ Koesterich, CFA is a Managing Director at BlackRock. He has managed the Fund since January 2017.

David Clayton, CFA is a Managing Director at BlackRock. He has managed the Fund since January 2017.

Kent Hogshire, CFA is a Managing Director at BlackRock. He has managed the Fund since January 2017.

Effective immediately, the information related to Romualdo Roldan, PhD found on page 22 for the Select BlackRock Global Allocation Fund under the heading Portfolio Managers in the section titled Management, is hereby removed.

Effective immediately, the following information supplements similar information found on page 102 for the MassMutual Select Overseas Fund under the heading Portfolio Managers in the section titled Management:

Michael L. Manelli, CFA is a Vice President, a Portfolio Manager, and an International Investment Analyst at Harris. He has managed the Fund since January 2017.

Effective immediately, the following information supplements similar information found on page 122 for BlackRock Investment Management, LLC (“BlackRock”) for the MassMutual Select BlackRock Global Allocation Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Russ Koesterich, CFA

is jointly responsible for the day-to-day management of the BlackRock Global Allocation Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Koesterich has been a Managing Director of BlackRock, Inc. since 2009.

David Clayton, CFA

is jointly responsible for the day-to-day management of the BlackRock Global Allocation Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Clayton has been a Managing Director of BlackRock, Inc. since 2012. He was a Director of BlackRock from 2010 to 2011.

Kent Hogshire, CFA

is jointly responsible for the day-to-day management of the BlackRock Global Allocation Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Hogshire has been a Managing Director of BlackRock, Inc. since 2017. He was a Director of BlackRock from 2008 to 2016.

Effective immediately, the information found on page 122 for BlackRock related to Romualdo Roldan, PhD for the Select BlackRock Global Allocation Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds, is hereby removed.

Effective immediately, the following information supplements similar information found on pages 124-125 for Harris Associates L.P. (“Harris”) for the MassMutual Select Overseas Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Michael L. Manelli, CFA

is a portfolio manager of a portion of the Overseas Fund. Mr. Manelli is a Vice President, a Portfolio Manager, and an International Investment Analyst at Harris. Prior to joining Harris in 2005, Mr. Manelli was a Research Associate/Analyst at Morgan Stanley from 2001 to 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-16-08

MASSMUTUAL SELECT FUNDS

MassMutual Select BlackRock Global Allocation Fund

Supplement dated January 18, 2017 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective immediately, the following information supplements similar information found under the heading Portfolio Managers in the section titled Management:

Russ Koesterich, CFA is a Managing Director at BlackRock. He has managed the Fund since January 2017.

David Clayton, CFA is a Managing Director at BlackRock. He has managed the Fund since January 2017.

Kent Hogshire, CFA is a Managing Director at BlackRock. He has managed the Fund since January 2017.

Effective immediately, the information related to Romualdo Roldan, PhD found under the heading Portfolio Managers in the section titled Management, is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BGA 16-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated January 18, 2017 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective immediately, the following information supplements similar information found under the heading Portfolio Managers in the section titled Management:

Michael L. Manelli, CFA is a Vice President, a Portfolio Manager, and an International Investment Analyst at Harris. He has managed the Fund since January 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SO 16-05

MASSMUTUAL SELECT FUNDS

Supplement dated January 18, 2017 to the

Statement of Additional Information dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information related to Romualdo Roldan, PhD found on pages B-284-B-286 under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.

Effective immediately, the following information supplements similar information for BlackRock Investment Management, LLC related to the MassMutual Select BlackRock Global Allocation Fund found on pages B-284-B-286 under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information:

Dennis W. Stattman, Dan Chamby, Russ Koesterich, David Clayton, and Kent Hogshire are portfolio managers of the BlackRock Global Allocation Fund.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Russ Koesterich
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

David Clayton
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Kent Hogshire
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of October 31, 2016.
**	Does not include the BlackRock Global Allocation Fund.

Ownership of Securities:

As of October 31, 2016, the portfolio managers did not own any shares of the BlackRock Global Allocation Fund.

Effective immediately, the following information supplements similar information for Harris Associates L.P. related to the MassMutual Select Overseas Fund found on pages B-291-B-293 under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information:

David G. Herro and Michael L. Manelli are portfolio managers of the Overseas Fund.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Michael L. Manelli
Registered investment companies**	3	$2,760,992,161.47	0	$0
Other pooled investment vehicles	15	$2,258,458,558.50	0	$0
Other accounts	25	$5,439,931,536.02	1	$153,536,018.27

*	The information provided is as of September 30, 2016.
**	Does not include the Overseas Fund.

Ownership of Securities:

As of September 30, 2016, the portfolio managers did not own any shares of the Overseas Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-16-05